UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-21727


                      First Trust/FIDAC Mortgage Income Fund
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          Exact Name of Registrant as Specified in Declaration of Trust


            120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
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 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
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  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
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               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: October 31
                                               -----------


             Date of reporting period: July 1, 2009 - June 30, 2010
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 f Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.



Item 1.  Proxy Voting Record


COMPANY:                                       TICKER:           SECURITY ID:
Wells Fargo Mortgage Backed Securities           NA                94983YAL3
Trust Series 2006-AR10, Class 5 A2


AGENDA ITEM:

Wells Fargo Bank, N.A. seeks consent to certain proposed Amendments in order to be able to perform certain loan modifications in conformity with the Home Affordable Modification Program (HAMP). To the extent a mortgage loan is eligible for modification under HAMP, the services must seek to modify the mortgage loan so that the new monthly payment results in a housing debt-to-income ratio for the borrower of 31. To achieve such result, a service is required to perform the following hierarchy of modifications: first reduce the interest rate on the mortgage loan, then extend the term or amortization schedule of the mortgage loan and finally, defer the collection of a portion of the principal balance of the mortgage loan, without interest on the deferred amount. Currently, the Servicing Agreement prohibits permanently reducing the mortgage interest on any mortgage loan. The proposed Servicing Agreement Amendment seeks to remove this restriction and to make related conforming changes to the Servicing Agreement. In addition, the Proposed Pooling Agreement Amendment seeks to remove the requirement that a modified mortgage loan qualify as a Substitute Mortgage Loan so that the Services, in accordance with HAMP, can permanently reduce the mortgage interest rate on a mortgage loan and, if necessary, extend the term of the mortgage loan, both of which are currently prohibited by the Substitute Mortgage Loan qualification.


MGMT REC:           VOTE CAST:             PROPONENT:
For                 For                    Management



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                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           ---------------------------------------


By (Signature and Title)*  /s/ James A. Bowen
                           -----------------------------------
                           James A. Bowen, President


Date                       August 31, 2010
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* Print the name and title of each signing officer under his or her signature.